SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets (Details) - entity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Minimum | Manachised and franchised hotels
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years
Minimum | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	2 years
Minimum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	3 years
Minimum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	2 years
Maximum | Manachised and franchised hotels
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	20 years
Maximum | Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years
Maximum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	10 years
Maximum | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Remaining contract terms	15 years
VIEs
Finite-Lived Intangible Assets [Line Items]
Number of entities consolidated	6	7